Adoption of new accounting standards and future accounting changes	12 Months Ended
Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Adoption of new accounting standards and future accounting changes
4	Adoption of new accounting standards and future accounting changes

A number of new standards, and amendments to standards and interpretations, are not yet effective for the year ended December 31, 2020, and have not been early adopted in preparing these financial statements. These new standards, and amendments to standards and interpretations are either not applicable or are not expected to have a significant impact on the Company’s financial statements.